Financial Instruments and Risk Management - Warrant liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments and Risk Management
Beginning Carrying amount	$ 573
Initial recognition of warrant liability		$ 1,007
Remeasurement of warrant liability	(392)	(395)
Foreign currency translation	9	(39)
Ending, Carrying amount	$ 190	$ 573